SCHEDULE OF BANK AND OTHER BORROWINGS (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Short-Term Debt [Line Items]
Short-term loans		¥ 1,885,259	¥ 2,574,734
Long-term loans		10,958,628
Less: current portion		(4,025,343)	(6,065,020)
Non-current portion		¥ 6,858,607	4,559,117
Interest Rate [Member]
Short-Term Debt [Line Items]
Aggregate outstanding principal balances, weighted average interest rate		2.54%
Aggregate outstanding principal balances, weighted average years to maturity		2 years 2 months 19 days
Unamortized Debt [Member]
Short-Term Debt [Line Items]
Less: unamortized debt issuance costs		¥ (74,678)	(87,885)
Fixed Rate Loans [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of long-term debt		2.61%
Long term debt weighted average years to maturity		1 year 10 months 24 days
Long-term loans		¥ 9,718,249	9,251,677
Fixed Rate Loans [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of long-term debt		1.50%
Long term debt weighted average years to maturity		5 years 6 months
Long-term loans		¥ 960,379	1,027,037
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Aggregate outstanding principal balances		¥ 1,892,700	2,585,821
Variable Rate Loans [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of long-term debt	[1],[2]	3.50%
Long term debt weighted average years to maturity	[1],[2]	2 years 29 days
Long-term loans	[1],[2]	¥ 280,000	433,308
Long-Term Debt [Member]
Short-Term Debt [Line Items]
Aggregate outstanding principal balances		¥ 10,958,628	10,712,022
Secured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of short-term debt		2.55%
Short term debt, weighted average years to maturity		6 months 29 days
Short-term loans		¥ 1,842,700	2,510,820
Unsecured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of short-term debt		2.80%
Short term debt, weighted average years to maturity		8 months 1 day
Short-term loans		¥ 50,000	75,001
Interest Rate [Member]
Short-Term Debt [Line Items]
Aggregate outstanding principal balances, weighted average interest rate		2.55%
Aggregate outstanding principal balances, weighted average years to maturity		6 months 29 days
Unamortized Debt [Member]
Short-Term Debt [Line Items]
Less: unamortized debt issuance costs		¥ (7,441)	¥ (11,087)

[1]	Annual interest rate was long-term prime rate in Japan + 2.35%.
[2]	Pertained to information for loans outstanding as of March 31, 2025.